UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21962

Epiphany Funds

(Exact name of registrant as specified in charter)

2214 Michigan Avenue, Suite E, Arlington , TX 76013

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

10/31

Date of reporting period:  1/31/11

Item 1.  Schedule of Investments.

EPIPHANY FFV FUND
PORTFOLIO OF INVESTMENTS
January 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCK - 98.5%
	AEROSPACE/DEFENSE - 1.9%
1,370	Northrop Grumman Corp.	$ 94,941
560	United Technologies Corp.	45,528
		140,469
	AGRICULTURE - 1.4%
3,200	Archer-Daniels-Midland Co.	104,544

	APPAREL - 1.2%
1,100	VF Corp.	90,992

	AUTO MANUFACTURERS - 1.4%
6,400	Ford Motor Co. *	102,080

	AUTO PARTS & EQUIPMENT - 1.9%
2,400	Magna International, Inc.	140,088

	BANKS - 3.9%
2,600	PNC Financial Services Group, Inc.	156,000
1,700	Toronto-Dominion Bank	127,313
		283,313
	BEVERAGES - 1.2%
2,450	Dr Pepper Snapple Group, Inc.	86,804

	BIOTECHNOLOGY - 1.3%
2,440	Gilead Sciences, Inc. *	93,647

	CHEMICALS - 3.5%
1,220	Eastman Chemical Co.	113,289
800	Lubrizol Corp.	85,968
580	Praxair, Inc.	53,963
		253,220
	COMMERCIAL SERVICES - 1.4%
5,200	Western Union Co.	105,456

	COMPUTERS - 6.9%
2,300	Accenture PLC - Cl. A	118,381
350	Apple, Inc. *	118,762
5,000	EMC Corp. *	124,450
3,100	Hewlett-Packard Co.	141,639
		503,232
	DIVERSIFIED FINANCIAL SERVICES - 5.0%
3,500	American Express Co.	151,830
6,300	Invesco Ltd.	155,862
1,900	NYSE Euronext	60,439
		368,131

EPIPHANY FFV FUND
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2011 (Unaudited)

Shares		Value
	ELECTRIC - 3.0%
1,160	Edison International	$ 42,085
1,900	NextEra Energy, Inc.	101,574
2,300	Northeast Utilities	75,716
		219,375
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.8%
830	Emerson Electric Co.	48,870
1,140	Energizer Holdings, Inc. *	82,924
		131,794
	ELECTRONICS - 1.5%
3,100	Tyco Electronics Ltd.	112,313

	FOOD - 5.1%
2,200	General Mills, Inc.	76,516
2,100	HJ Heinz Co.	99,750
2,100	Hormel Foods Corp.	103,740
3,200	Sysco Corp.	93,248
		373,254
	HEALTHCARE-PRODUCTS - 4.0%
3,000	Covidien PLC	142,410
1,300	Medtronic, Inc.	49,816
2,500	St Jude Medical, Inc. *	101,250
		293,476
	HEALTHCARE-SERVICES - 0.9%
1,200	Humana, Inc. *	69,564

	HOUSEHOLD PRODUCTS/WARES - 1.4%
1,600	Kimberly-Clark Corp.	103,568

	INSURANCE - 5.9%
2,800	Aflac, Inc.	161,224
1,300	PartnerRe Ltd.	106,444
2,900	Travelers Cos, Inc.	163,154
		430,822
	INTERNET - 1.4%
4,200	Expedia, Inc.	105,672

	MACHINERY-CONSTRUCTION & MINING - 0.8%
610	Caterpillar, Inc.	59,176

	MACHINERY-DIVERSIFIED - 1.4%
1,120	Deere & Co.	101,808

	MISCELLANEOUS MANUFACTURING - 6.1%
460	3M Co.	40,443
2,200	Cooper Industries PLC	134,772
2,000	Dover Corp.	128,200
910	Eaton Corp.	98,244
880	Illinois Tool Works, Inc.	47,071
		448,730
EPIPHANY FFV FUND
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2011 (Unaudited)

Shares		Value
	OIL & GAS - 6.8%
1,020	Apache Corp.	$ 121,747
1,550	Devon Energy Corp.	137,469
1,700	Newfield Exploration Co. *	124,389
3,400	Seadrill Ltd.	112,710
		496,315
	OIL & GAS SERVICES - 4.0%
2,850	Halliburton Co.	128,250
2,240	National Oilwell Varco, Inc.	165,536
		293,786
	PHARMACEUTICALS - 4.7%
2,060	Abbott Laboratories	93,030
3,200	AmerisourceBergen Corp.	114,752
1,000	Cephalon, Inc. *	59,080
2,300	Endo Pharmaceuticals Holdings, Inc. *	76,406
		343,268
	REAL ESTATE - 0.7%
1,640	Brookfield Asset Management, Inc.	53,513

	REITS - 1.1%
4,700	Annaly Capital Management, Inc.	83,801

	RETAIL - 3.9%
1,700	Advance Auto Parts, Inc.	108,698
2,450	Nordstrom, Inc.	100,891
1,660	TJX Cos, Inc.	78,667
		288,256
	SEMICONDUCTORS - 8.1%
3,800	Analog Devices, Inc.	147,554
5,000	Avago Technologies Ltd.	143,550
5,400	Intel Corp.	115,884
3,540	Marvell Technology Group Ltd. *	67,295
3,500	Texas Instruments, Inc.	118,685
		592,968
	SOFTWARE - 0.8%
2,433	CA, Inc.	57,905

	TELECOMMUNICATIONS - 3.4%
2,100	BCE, Inc.	76,293
1,240	CenturyLink, Inc.	53,618
1,028	QUALCOMM, Inc.	55,646
1,900	Verizon Communications, Inc.	67,678
		253,235
	TRANSPORTATION - 0.7%
680	United Parcel Service, Inc. - Cl. B	48,702

	TOTAL COMMON STOCK ( Cost - $6,368,913)	7,233,277

EPIPHANY FFV FUND
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2011 (Unaudited)

Shares		Value
	SHORT-TERM INVESTMENTS - 1.4%
	MONEY MARKET FUND - 1.4%
102,585	Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.25%**	$ 102,585
	( Cost - $102,585)

	TOTAL INVESTMENTS - 99.9% ( Cost - $6,471,498)	$7,335,862
	OTHER ASSETS LESS LIABILITIES - 0.1%	7,121
	NET ASSETS - 100.0%	$7,342,983

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 914,245
	Unrealized depreciation	(49,881)
	Net unrealized appreciation	$ 864,364
* Non-income producing security
** Money market fund; interest rate reflects seven day effective yield on January 31, 2011.

EPIPHANY FFV FOCUSED FUND
PORTFOLIO OF INVESTMENTS
January 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCK - 97.9%
	AEROSPACE/DEFENSE - 2.0%
880	AAR Corp. *	$ 23,575

	APPAREL - 1.3%
660	Oxford Industries, Inc.	15,622

	AUTO PARTS & EQUIPMENT - 3.6%
920	Cooper Tire & Rubber Co.	21,031
940	Federal-Mogul Corp. *	22,146
		43,177
	BANKS - 5.2%
500	Bank of the Ozarks, Inc.	21,565
800	Community Bank System, Inc.	20,224
700	Community Trust Bancorp, Inc.	20,237
		62,026
	CHEMICALS - 3.8%
240	Eastman Chemical Co.	22,286
210	Lubrizol Corp.	22,567
		44,853
	COMMERCIAL SERVICES - 2.3%
1,100	Deluxe Corp.	26,895

	COMPUTERS - 1.5%
600	Manhattan Associates, Inc. *	17,706

	DISTRIBUTION/WHOLESALE - 1.6%
310	MWI Veterinary Supply, Inc. *	19,270

	DIVERSIFIED FINANCIAL SERVICES - 1.5%
560	NYSE Euronext	17,814

	ELECTRIC - 3.8%
720	Northeast Utilities	23,702
1,140	TECO Energy, Inc.	20,987
		44,689
	ELECTRICAL COMPONENTS & EQUIPMENT - 3.4%
230	Energizer Holdings, Inc. *	16,730
2,240	Power-One, Inc. *	23,968
		40,698
	ELECTRONICS - 7.1%
560	Arrow Electronics, Inc. *	21,168
2,600	Flextronics International Ltd. *	20,774
1,020	Jabil Circuit, Inc.	20,614
1,220	Newport Corp. *	21,411
		83,967
	ENTERTAINMENT - 1.6%
1,100	Cinemark Holdings, Inc.	18,645

EPIPHANY FFV FOCUSED FUND
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2011 (Unaudited)

Shares		Value
	FOOD - 1.8%
420	Hormel Foods Corp.	$ 20,748

	FOREST PRODUCTS & PAPER - 4.2%
1,050	Buckeye Technologies, Inc.	26,418
830	MeadWestvaco Corp.	23,763
		50,181
	GAS - 1.7%
560	AGL Resources, Inc.	20,552

	HEALTHCARE-PRODUCTS - 3.3%
120	Atrion Corp.	20,119
900	Hanger Orthopedic Group, Inc. *	18,495
		38,614
	HEALTHCARE-SERVICES - 1.7%
350	Humana, Inc. *	20,290

	INSURANCE - 7.0%
510	Assurant, Inc.	20,007
1,080	Horace Mann Educators Corp.	18,662
280	PartnerRe Ltd.	22,926
880	Unum Group	21,947
		83,542
	MACHINERY-CONSTRUCTION & MINING - 2.1%
280	Joy Global, Inc.	24,410

	MISCELLANEOUS MANUFACTURING - 3.7%
500	AO Smith Corp.	21,405
350	Dover Corp.	22,435
		43,840
	OIL & GAS - 4.5%
560	Georesources, Inc. *	15,478
280	Newfield Exploration Co. *	20,488
520	Rowan Cos, Inc. *	17,826
		53,792
	OIL & GAS SERVICES - 1.9%
340	Oil States International, Inc. *	23,038

	PHARMACEUTICALS - 3.4%
580	AmerisourceBergen Corp.	20,799
580	Endo Pharmaceuticals Holdings, Inc. *	19,268
		40,067
	REITS - 3.5%
900	Invesco Mortgage Capital, Inc.	20,133
1,180	Walter Investment Management Corp.	21,358
		41,491

EPIPHANY FFV FOCUSED FUND
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2011 (Unaudited)

Shares		Value
	RETAIL - 8.0%
310	Advance Auto Parts, Inc.	$ 19,821
1,220	Asbury Automotive Group, Inc. *	22,460
860	Cabela's, Inc. *	21,414
300	Cracker Barrel Old Country Store, Inc.	15,444
670	Macy's, Inc.	15,512
		94,651
	SEMICONDUCTORS - 5.6%
720	Avago Technologies Ltd.	20,671
1,950	ON Semiconductor Corp. *	21,548
1,460	Teradyne, Inc. *	24,353
		66,572
	TELECOMMUNICATIONS - 3.1%
420	Harris Corp.	19,547
1,320	MetroPCS Communications, Inc. *	17,068
		36,615
	TRANSPORTATION - 1.8%
450	Ryder System, Inc.	21,636

	TRUCKING & LEASING - 1.9%
740	Textainer Group Holdings Ltd.	22,940

	TOTAL COMMON STOCK ( Cost - $1,016,661)	1,161,916

	SHORT-TERM INVESTMENTS - 3.2%
	MONEY MARKET FUND - 3.2%
38,177	Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.25%**	38,177
	( Cost - $38,177)

	TOTAL INVESTMENTS - 101.1% ( Cost - $1,054,838)	$1,200,093
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1) %	(13,061)
	NET ASSETS - 100.0%	$1,187,032

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 150,023
	Unrealized depreciation	(4,768)
	Net unrealized appreciation	$ 145,255
* Non-income producing security
** Money market fund; interest rate reflects seven day effective yield on January 31, 2011.

EPIPHANY STRATEGIC INCOME FUND
PORTFOLIO OF INVESTMENTS
January 31, 2011 (Unaudited)

Shares				Value
	COMMON STOCK - 8.5%
	COAL - 1.4%
380	Alliance Holdings GP LP			$ 18,810
557	Natural Resource Partners LP			20,258
664	Penn Virginia GP Holdings LP			17,423
611	Penn Virginia Resource Partners LP			17,120
				73,611
	COMMERCIAL SERVICES - 0.4%
713	Teekay Offshore Partners LP			20,114

	ELECTRIC - 0.6%
317	PG&E Corp.			14,671
362	Pinnacle West Capital Corp.			14,737
				29,408
	HOLDING COMPANIES-DIVERSIFIED - 0.3%
1,018	Compass Diversified Holdings			17,581

	PHARMACEUTICALS - 0.3%
320	Abbott Laboratories			14,451

	PIPELINES - 2.0%
290	Buckeye Partners LP			18,751
608	Duncan Energy Partners LP			19,985
358	Magellan Midstream Partners LP			20,227
350	MarkWest Energy Partners LP			15,250
348	Spectra Energy Corp.			9,128
231	Sunoco Logistics Partners LP			19,817
				103,158
	REITS - 1.5%
425	Health Care REIT, Inc.			20,859
887	Invesco Mortgage Capital, Inc.			19,842
908	Omega Healthcare Investors, Inc.			20,230
1,080	Walter Investment Management Corp.			19,548
				80,479
	SEMICONDUCTORS - 0.3%
498	Microchip Technology, Inc.			18,162

	TELECOMMUNICATIONS - 1.3%
418	BCE, Inc.			15,186
1,093	Consolidated Communications Holdings, Inc.			19,401
616	Verizon Communications, Inc.			21,942
500	Vodafone Group PLC			14,180
				70,709
	WATER - 0.4%
782	American Water Works Co., Inc.			19,941

	TOTAL COMMON STOCK ( Cost - $422,044)			447,614

	CLOSED-END FUNDS - 0.5%
1,500	DWS Multi-Market Income Trust			15,075
1,100	Eaton Vance Enhanced Equity Income Fund II			13,244
	(Cost - $28,865)			28,319
EPIPHANY STRATEGIC INCOME FUND
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2011 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 74.3%
	AUTO PARTS & EQUIPMENT - 1.0%
50,000	Johnson Controls, Inc.	5.5000	1/15/2016	$ 54,982

	BANKS - 7.1%
60,000	Bank of New York Mellon Corp.	4.3000	5/15/2014	64,726
65,000	BB&T Corp.	4.7500	10/1/2012	68,383
70,000	Fifth Third Bancorp	4.5000	6/1/2018	67,700
100,000	Morgan Stanley	5.4500	1/9/2017	103,936
70,000	Regions Financial Corp.	5.7500	6/15/2015	69,562
				374,307
	CHEMICALS - 1.0%
48,000	Praxair, Inc.	4.3750	3/31/2014	51,626

	COMMERCIAL SERVICES - 1.9%
100,000	Block Financial LLC	5.1250	10/30/2014	99,852

	DIVERSIFIED FINANCIAL SERVICES - 1.8%
100,000	HSBC Finance Corp.	0.5531	1/15/2014	96,483

	ELECTRIC - 3.3%
70,000	FirstEnergy Corp.	6.4500	11/15/2011	72,547
100,000	Progress Energy, Inc.	7.1000	3/1/2011	100,515
				173,062
	FOOD - 2.1%
100,000	ConAgra Foods, Inc.	5.8750	4/15/2014	110,006

	INSURANCE - 1.0%
50,000	Hartford Financial Services Group, Inc.	5.5000	10/15/2016	52,427

	MORTGAGE BACKED SECURITIES - 0.3%
1,990	Branch Banking & Trust	7.0000	2/15/2024	2,240
1,668	Chase Home Finance, LLC	6.5000	4/15/2026	1,874
782	CitiMortgage, Inc.	7.0000	8/15/2023	882
2,212	Midfirst Bank	9.0000	5/15/2021	2,519
166	Midfirst Bank	9.0000	2/15/2022	186
683	Wells Fargo Home Mortgage	9.0000	6/15/2021	757
1,201	Wells Fargo Home Mortgage	8.5000	4/15/2022	1,358
805	Wells Fargo Home Mortgage	7.0000	9/15/2023	908
5,177	Wells Fargo Home Mortgage	6.5000	1/15/2024	5,818
				16,542
	MUNICIPAL - 15.5%
80,000	Colorado Housing & Finance Authority	5.2200	5/1/2036	79,526
85,000	Maryland Community Development Administration	6.5000	3/1/2043	82,804
65,000	Missouri Housing Development Commission	6.2500	9/1/2032	67,730
100,000	Nebraska Investment Finance Authority	4.9500	9/1/2026	99,550
90,000	New Hampshire Housing Finance Authority	5.5330	7/1/2037	89,151
60,000	New Mexico Mortgage Finance Authority	1.8000	9/1/2012	60,079
30,000	New Mexico Mortgage Finance Authority	5.8200	7/1/2030	29,421
20,000	New Mexico Mortgage Finance Authority	6.3500	1/1/2028	20,251
50,000	Oklahoma Housing Finance Agency	5.4100	3/1/2014	52,972
150,000	Utah Housing Corp.	5.1100	7/1/2017	150,886
85,000	Wisconsin Housing & Economic Development Authority	5.5300	3/1/2038	84,584
				816,954
EPIPHANY STRATEGIC INCOME FUND
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2011 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Value
	OIL & GAS - 5.5%
100,000	ATP Oil & Gas Corp/United States	11.8750	5/1/2015	$ 98,625
78,000	Transocean, Inc.	5.2500	3/15/2013	82,725
100,000	Transocean, Inc.	6.0000	3/15/2018	107,310
				288,660
	PIPELINES - 2.9%
40,000	Oneok, Inc.	5.2000	6/15/2015	43,152
100,000	Spectra Energy Capital LLC	5.6680	8/15/2014	110,164
				153,316
	U.S. GOVERNMENT AGENCY - 11.7%
17,240	Federal Home Loan Mortgage Corporation	2.5110	11/1/2018	17,798
35,464	Federal Home Loan Mortgage Corporation	2.3990	1/1/2024	36,423
39,595	Federal Home Loan Mortgage Corporation	2.5840	1/1/2024	40,781
40,000	Federal National Mortgage Association	4.6250	10/15/2014	44,336
69,290	Federal National Mortgage Association	3.1980	1/1/2017	71,280
122,975	Federal National Mortgage Association	2.7920	7/1/2036	129,195
3,143	Government National Mortage Association	8.0000	2/15/2023	3,545
17,001	Government National Mortage Association	2.6250	7/20/2023	17,308
17,793	Government National Mortage Association	2.6250	8/20/2023	18,115
3,880	Government National Mortage Association	7.5000	12/15/2023	4,413
13,366	Government National Mortage Association	3.3750	3/20/2024	13,673
14,284	Government National Mortage Association	3.3750	5/20/2024	14,620
11,652	Government National Mortage Association	2.6250	9/20/2024	11,870
17,476	Government National Mortage Association	2.6250	9/20/2024	17,803
13,195	Government National Mortage Association	3.1250	12/20/2024	13,367
18,216	Government National Mortage Association	3.1250	12/20/2024	18,453
49,209	Government National Mortage Association	3.3750	2/20/2025	50,364
11,770	Government National Mortage Association	2.6250	7/20/2025	11,993
8,780	Government National Mortage Association	6.5000	2/15/2027	9,839
18,529	Government National Mortage Association	7.0000	4/15/2028	20,936
49,639	Government National Mortage Association	2.6250	9/20/2030	50,425
				616,537
	U.S. GOVERNMENT - 19.2%
60,000	United States Treasury Note - TIP Bond	3.3750	1/15/2012	77,323
205,000	United States Treasury Note - TIP Bond	2.0000	4/15/2012	229,963
150,000	United States Treasury Note - TIP Bond	3.0000	7/15/2012	194,489
180,000	United States Treasury Note - TIP Bond	0.6250	4/15/2013	193,227
225,000	United States Treasury Note - TIP Bond	2.5000	7/15/2016	277,188
40,000	United States Treasury Note	2.3750	2/28/2015	41,398
				1,013,588

	TOTAL BONDS & NOTES ( Cost - $3,852,623)			3,918,342

Shares		Rate (%)
	PREFERRED STOCK - 15.3%
	BANKS - 3.2%
1,000	HSBC Holdings PLC	8.1250		26,690
2,000	Pnc Capital Trust E	7.7500		52,500
1,600	Susquehanna Capital I	9.3750		42,544
1,800	USB Capital VIII	6.3500		44,982
				166,716

EPIPHANY STRATEGIC INCOME FUND
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2011 (Unaudited)

Shares		Rate (%)		Value
	DIVERSIFIED FINANCIAL SERVICES - 1.5%
1,200	Corporate-Backed Trust Certificates	8.2000		$ 30,624
1,800	National City Capital Trust IV	8.0000		47,484
				78,108
	INSURANCE - 5.2%
2,000	AAG Holding Co., Inc.	7.5000		50,180
2,200	American Financial Group, Inc.	7.1250		54,912
2,000	Aspen Insurance Holdings Ltd.	7.4010		48,320
1,600	Axis Capital Holdings Ltd.	7.2500		40,160
1,600	Endurance Specialty Holdings Ltd.	7.7500		41,760
1,600	Hartford Financial Services Group, Inc.	7.2500		42,160
				277,492
	OIL & GAS - 0.9%
2,000	GMX Resources, Inc.	9.2500		49,620

	REITS - 4.5%
1,600	Duke Realty Corp.	7.2500		39,592
2,200	Entertainment Properties Trust	7.7500		53,460
1,800	Health Care REIT, Inc.	7.8750		45,936
1,800	Kimco Realty Corp.	7.7500		46,026
2,000	Public Storage	7.2500		50,393
				235,407

	TOTAL PREFERRED STOCK ( Cost - $789,052)			807,343

	SHORT-TERM INVESTMENTS - 0.7%
	MONEY MARKET FUND - 0.7%
37,415	Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.25%*			37,415
	( Cost - $37,415)

	TOTAL INVESTMENTS - 99.3% ( Cost - $5,129,999)			$5,239,033
	OTHER ASSETS LESS LIABILITIES - 0.7%			34,081
	NET ASSETS - 100.0%			$5,273,114

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation			$ 126,223
	Unrealized depreciation			(17,189)
	Net unrealized appreciation			$ 109,034
* Money market fund; interest rate reflects seven day effective yield on January 31, 2011.

EPIPHANY LARGE CAP CORE FUND
PORTFOLIO OF INVESTMENTS
January 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCK - 97.5%
	AEROSPACE/DEFENSE - 1.6%
900	General Dynamics Corp.	$ 67,860

	AGRICULTURE - 2.5%
1,620	Archer-Daniels-Midland Co.	52,925
650	Lorillard, Inc.	48,906
		101,831
	APPAREL - 1.1%
540	VF Corp.	44,669

	AUTO PARTS & EQUIPMENT - 1.8%
990	Autoliv, Inc.	76,032

	BANKS - 8.6%
1,250	Bank of Montreal	72,137
420	Goldman Sachs Group, Inc.	68,720
1,800	JPMorgan Chase & Co.	80,892
1,170	PNC Financial Services Group, Inc.	70,200
2,000	Wells Fargo & Co.	64,840
		356,789
	BEVERAGES - 1.1%
1,260	Dr Pepper Snapple Group, Inc.	44,642

	CHEMICALS - 2.1%
830	EI du Pont de Nemours & Co.	42,064
430	Lubrizol Corp.	46,208
		88,272
	COMPUTERS - 7.9%
240	Apple, Inc. *	81,437
3,240	EMC Corp/Massachusetts *	80,644
1,760	Hewlett-Packard Co.	80,414
510	International Business Machines Corp.	82,620
		325,115
	DIVERSIFIED FINANCIAL SERVICES - 2.0%
1,340	Ameriprise Financial, Inc.	82,611

	ELECTRIC - 3.2%
2,040	Northeast Utilities	67,157
3,570	TECO Energy, Inc.	65,724
		132,881
	ELECTRONICS - 1.7%
2,000	Tyco Electronics Ltd.	72,460

	FOOD - 1.4%
1,140	Hormel Foods Corp.	56,316

EPIPHANY LARGE CAP CORE FUND
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2011 (Unaudited)

Shares		Value
	HEALTHCARE-PRODUCTS - 1.2%
850	Johnson & Johnson	$ 50,804

	HEALTHCARE-SERVICES - 1.9%
1,870	UnitedHealth Group, Inc.	76,764

	HOME FURNISHINGS - 1.8%
860	Whirlpool Corp.	73,530

	HOUSEHOLD PRODUCTS/WARES - 1.2%
780	Kimberly-Clark Corp.	50,489

	INSURANCE - 3.6%
1,300	Chubb Corp.	75,309
2,930	Unum Group	73,074
		148,383
	MACHINERY-DIVERSIFIED - 1.8%
810	Deere & Co.	73,629

	MEDIA - 1.2%
1,200	Viacom, Inc.	49,860

	METAL FABRICATE/HARDWARE - 1.8%
1,580	Timken Co.	74,292

	MINING - 1.3%
480	Freeport-McMoRan Copper & Gold, Inc.	52,200

	MISCELLANEOUS MANUFACTURING - 3.9%
1,210	Dover Corp.	77,561
4,200	General Electric Co.	84,588
		162,149
	OIL & GAS - 12.3%
700	Apache Corp.	83,552
860	Chevron Corp.	81,640
1,140	ConocoPhillips	81,464
1,100	Exxon Mobil Corp.	88,748
2,100	Marathon Oil Corp.	95,970
2,330	Seadrill Ltd.	77,240
		508,614
	PHARMACEUTICALS - 9.4%
1,460	Abbott Laboratories	65,934
1,240	Endo Pharmaceuticals Holdings, Inc. *	41,193
1,080	Herbalife Ltd.	70,556
1,130	McKesson Corp.	84,942
700	Medco Health Solutions, Inc. *	42,714
3,610	Mylan, Inc. *	83,608
		388,947

EPIPHANY LARGE CAP CORE FUND
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2011 (Unaudited)

Shares		Value
	REITS - 1.5%
3,440	Annaly Capital Management, Inc.	$ 61,335

	RETAIL - 5.8%
3,280	Macy's, Inc.	75,932
1,180	Ross Stores, Inc.	76,936
1,220	Wal-Mart Stores, Inc.	68,405
420	Walgreen Co.	16,985
		238,258
	SEMICONDUCTORS - 5.5%
1,960	Analog Devices, Inc.	76,107
2,780	Avago Technologies Ltd.	79,814
2,130	Texas Instruments, Inc.	72,228
		228,149
	SOFTWARE - 3.6%
2,660	Microsoft Corp.	73,749
2,340	Oracle Corp.	74,950
		148,699
	TELECOMMUNICATIONS - 2.8%
1,960	AT&T, Inc.	53,939
1,700	BCE, Inc.	61,761
		115,700
	TRANSPORTATION - 1.9%
810	Union Pacific Corp.	76,650

	TOTAL COMMON STOCK ( Cost - $3,388,810)	4,027,930

	SHORT-TERM INVESTMENTS - 3.2%
	MONEY MARKET FUND - 3.2%
130,237	Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.25%**	130,237
	( Cost - $130,237)

	TOTAL INVESTMENTS - 100.7% ( Cost - $3,519,047)	$4,158,167
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7) %	(28,560)
	NET ASSETS - 100.0%	$4,129,607

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 658,683
	Unrealized depreciation	(19,563)
	Net unrealized appreciation	$ 639,120
* Non-income producing security
** Money market fund; interest rate reflects seven day effective yield on January 31, 2011.

Epiphany Funds
PORTFOLIO OF INVESTMENTS
January 31, 2011 (Unaudited)

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2011 for the Funds assets and liabilities measured at fair value:

Epiphany FFV Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 7,233,277	$ -	$ -	$ 7,233,277
Short-Term Investments	102,585	-	-	102,585
Total	$ 7,335,862	$ -	$ -	$ 7,335,862

Epiphany FFV Focused Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,161,916	$ -	$ -	$ 1,161,916
Short-Term Investments	38,177	-	-	38,177
Total	$ 1,200,093	$ -	$ -	$ 1,200,093

Epiphany FFV Strategic Income Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 447,614	$ -	$ -	$ 447,614
Bonds & Notes	-	3,918,342	-	3,918,342
Preferred Stock	-	807,343	-	807,343
Closed End Funds	28,319			28,319
Short-Term Investments	37,415	-	-	37,415
Total	$ 513,348	$ 4,725,685	$ -	$ 5,239,033

Epiphany Large Cap Core Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 4,027,930	$ -	$ -	$ 4,027,930
Short-Term Investments	130,237	-	-	130,237
Total	$ 4,158,167	$ -	$ -	$ 4,158,167
The Funds did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Epiphany Funds

By (Signature and Title)

/s/Samuel J. Saladino III

       Samuel J. Saladino, III, President

Date

3/14/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Samuel J. Saladino III

        Samuel J. Saladino, III, President

Date

3/14/11

By (Signature and Title)

/s/Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/31/11